Consolidated Balance Sheets (Parenthetical) - CAD / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share capital
Share capital, shares authorized, unlimited	Unlimited	Unlimited
Share capital, par value (in dollars per share)	CAD 0	CAD 0
Share capital, shares issued (in shares)	242	240
Share capital, shares outstanding (in shares)	242	240